Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill impairment
Amortization expenses	$ 154,906	$ 199,785	$ 307,481	$ 407,799	$ 778,343	$ 749,062